Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-13
CIK # Not Applicable
		HUD	893	$106,577,929.22	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$92,014.14	0.10%	0	$0.00	0.00%	0	$0.00	0.00%
Total			893	$106,577,929.22	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$92,014.14	0.10%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q12014 filing one (1) asset was Pending Repurchase or Replacement. The asset is now outside of the cure period and therefore being reported in Dispute. The seller and purchaser continue to work towards resolution.